Trade Accounts Payable	12 Months Ended
Dec. 31, 2017
Trade Accounts Payable
21	TRADE ACCOUNTS PAYABLE

At December 31 this account comprises:

	2016	2017
Unbilled services received	924,025	132,513
Invoices payable	350,559	1,250,586
Notes payable	2,033	69,947

	1,276,617	1,453,046

Unbilled services received include the estimate made by Management of the valuation of the percentage of completion, amounting to S/132.5 million at December 31, 2017 (S/127.2 million at December 31, 2016).